Parenthetical Information Liquidity Risk Management (Detail: Text Values) - 12 months ended Dec. 31, 2018 £ in Billions, $ in Billions	USD ($)	GBP (£)
U.S. dollar [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years) | $	$ 10
GBP [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years) | £		£ 5